Shareholders Equity (Unaudited) (USD $)	Common Stock	Paid-In Capital USD ($)	Accumulated Deficit USD ($)	Total USD ($)
Beginning Balance, Shares at Mar. 31, 2011	1,225,000	31,210	29,981	1,229
Issuance of Common Stock, Shares	5,000
Issuance of Common Stock, Amount		$ 5
Net income (loss)			13	13
Ending Balance, Amount at Jun. 30, 2011		$ 31,215	$ 29,994	$ 1,221
Ending Balance, Shares at Jun. 30, 2011	1,230,000